Equity	12 Months Ended
Dec. 31, 2011
Equity [Abstract]
Equity
Equity

Shareholders' Equity:

During 2011, 2010 and 2009, the Company issued 11,109,760, 23,712,980 and 4,338,915 common shares, respectively, through public offerings and under its direct share purchase plan, raising proceeds of approximately $98,953, $166,427 and $20,947 respectively. The proceeds were used for general working capital, to fund investments and retire indebtedness.

During the first quarter of 2010, the Company recorded $13,134 in additional paid-in-capital, representing the conversion feature of the 6.00% Convertible Guaranteed Notes.

Accumulated other comprehensive income (loss) as of December 31, 2011 and 2010 represented $1,938 and $(106), respectively, of unrealized gain (loss) on an interest rate swap.

During 2009, the Company declared that three of its quarterly common share dividends would be paid in a combination of cash (10% in the aggregate) and common shares. The following details the declared 2009 quarterly common share dividends:

Dividend	Per Common Share Amount	Dividend	Common Shares Issued	Cash Paid
First quarter 2009	$0.18	April 24, 2009	5,097,229	$1,819
Second quarter 2009	$0.18	July 30, 2009	4,333,183	$1,970
Third quarter 2009	$0.18	October 16, 2009	3,873,786	$2,110
Fourth quarter 2009	$0.10	January 15, 2010	—	$12,194

The Company had 1,970,200 shares of Series C Preferred, outstanding at December 31, 2011. The shares have a dividend of $3.25 per share per annum, have a liquidation preference of $98,510, and the Company, if certain common share prices are achieved, can force conversion into common shares of the Company. As of the date of filing this Annual Report, the shares are currently convertible into 2.4339 common shares. This conversion ratio may increase over time if the Company's common share dividend exceeds certain quarterly thresholds.

If certain fundamental changes occur, holders may require the Company, in certain circumstances, to repurchase all or part of their shares of Series C Preferred. In addition, upon the occurrence of certain fundamental changes, the Company will, under certain circumstances, increase the conversion rate by a number of additional common shares or, in lieu thereof, may in certain circumstances elect to adjust the conversion rate upon the shares of Series C Preferred becoming convertible into shares of the public acquiring or surviving company.

The Company may, at the Company's option, cause shares of Series C Preferred to be automatically converted into that number of common shares that are issuable at the then prevailing conversion rate. The Company may exercise its conversion right only if, at certain times, the closing price of the Company's common shares equals or exceeds 125% of the then prevailing conversion price of the Series C Preferred.

Investors in shares of Series C Preferred generally have no voting rights, but will have limited voting rights if the Company fails to pay dividends for six or more quarters and under certain other circumstances. Upon conversion, the Company may choose to deliver the conversion value to investors in cash, common shares, or a combination of cash and common shares.

During 2011, 2010 and 2009, the Company issued 609,182, 361,320 and 466,935 of its common shares, respectively, to certain employees and trustees. Typically, trustee share grants vest immediately. Employee share grants generally vest ratably, on anniversaries of the grant date, however, in certain situations vesting is cliff-based after a specific number of years and/or subject to meeting certain performance criteria. See note 16.

Noncontrolling Interests:

In conjunction with several of the Company's acquisitions in prior years, sellers were issued OP units as a form of consideration. All OP units, other than OP units owned by the Company, are redeemable at certain times, at the option of the holders, and are generally not otherwise mandatorily redeemable by the Company. The OP units are classified as a component of permanent equity as the Company has determined that the OP units are not redeemable securities as defined by GAAP. Each OP unit is currently redeemable for approximately 1.13 common shares, subject to future adjustments.

During 2011, 2010 and 2009, 398,927, 457,351 and 572,213 common shares, respectively, were issued by the Company, in connection with OP unit redemptions, for an aggregate value of $2,187, $2,685 and $3,580, respectively.

As of December 31, 2011, there were approximately 4,026,000 OP units outstanding other than OP units owned by the Company. All OP units receive distributions in accordance with their respective partnership agreements. To the extent that the Company's dividend per common share is less than the stated distribution per OP unit per the applicable partnership agreement, the distributions per OP unit are reduced by the percentage reduction in the Company's dividend per common share. No OP units have a liquidation preference.

The following discloses the effects of changes in the Company's ownership interests in its noncontrolling interests:

	Net Loss Attributable to Shareholders and Transfers from Noncontrolling Interests
	2011	2010	2009
Net loss attributable to Lexington Realty Trust shareholders	$(79,584)	$(32,960)	$(210,152)
Transfers from noncontrolling interests:
Increase in additional paid-in-capital for redemption of noncontrolling OP units	2,187	2,685	3,580
Change from net loss attributable to shareholders and transfers from noncontrolling interests	$(77,397)	$(30,275)	$(206,572)